Eaton Vance
Growth Fund
March 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.5%
Security	Shares	Value
Aerospace & Defense — 0.9%
HEICO Corp.	16,859	$ 2,883,563
		$ 2,883,563
Automobile Components — 1.1%
Aptiv PLC(1)	31,285	$ 3,509,864
		$ 3,509,864
Automobiles — 0.9%
Tesla, Inc.(1)	13,636	$ 2,828,925
		$ 2,828,925
Beverages — 1.7%
Coca-Cola Co. (The)	86,384	$ 5,358,400
		$ 5,358,400
Biotechnology — 1.2%
AbbVie, Inc.	23,990	$ 3,823,286
		$ 3,823,286
Broadline Retail — 6.2%
Amazon.com, Inc.(1)	187,653	$ 19,382,678
		$ 19,382,678
Building Products — 0.9%
Trane Technologies PLC	14,954	$ 2,751,237
		$ 2,751,237
Capital Markets — 3.2%
Intercontinental Exchange, Inc.	33,367	$ 3,479,844
S&P Global, Inc.	9,867	3,401,846
Tradeweb Markets, Inc., Class A	39,951	3,156,928
		$ 10,038,618
Chemicals — 0.3%
Ecolab, Inc.	4,688	$ 776,005
		$ 776,005
Commercial Services & Supplies — 2.5%
Copart, Inc.(1)	50,620	$ 3,807,130
Waste Connections, Inc.	27,701	3,852,378
		$ 7,659,508
Security	Shares	Value
Consumer Staples Distribution & Retail — 1.7%
Sysco Corp.	48,844	$ 3,772,222
Walmart, Inc.	10,690	1,576,241
		$ 5,348,463
Electrical Equipment — 1.4%
AMETEK, Inc.	30,824	$ 4,479,652
		$ 4,479,652
Entertainment — 1.8%
Netflix, Inc.(1)	9,959	$ 3,440,635
Walt Disney Co. (The)(1)	20,668	2,069,487
		$ 5,510,122
Financial Services — 6.8%
Shift4 Payments, Inc., Class A(1)(2)	21,578	$ 1,635,613
Visa, Inc., Class A	86,274	19,451,336
		$ 21,086,949
Food Products — 1.2%
Mondelez International, Inc., Class A	52,154	$ 3,636,177
		$ 3,636,177
Ground Transportation — 0.7%
Uber Technologies, Inc.(1)	69,466	$ 2,202,072
		$ 2,202,072
Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	25,524	$ 2,584,560
Boston Scientific Corp.(1)	31,391	1,570,492
Intuitive Surgical, Inc.(1)	20,928	5,346,476
Stryker Corp.	5,634	1,608,338
		$ 11,109,866
Health Care Providers & Services — 1.9%
UnitedHealth Group, Inc.	12,472	$ 5,894,143
		$ 5,894,143
Hotels, Restaurants & Leisure — 1.4%
Starbucks Corp.	42,930	$ 4,470,301
		$ 4,470,301
Interactive Media & Services — 7.5%
Alphabet, Inc., Class A(1)	163,899	$ 17,001,243
Alphabet, Inc., Class C(1)	60,430	6,284,720
		$ 23,285,963

Eaton Vance
Growth Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 1.2%
Accenture PLC, Class A	13,073	$ 3,736,394
		$ 3,736,394
Life Sciences Tools & Services — 3.7%
Agilent Technologies, Inc.	17,680	$ 2,445,851
Danaher Corp.	6,710	1,691,188
Illumina, Inc.(1)	14,254	3,314,768
Thermo Fisher Scientific, Inc.	6,864	3,956,204
		$ 11,408,011
Oil, Gas & Consumable Fuels — 1.0%
EOG Resources, Inc.	25,953	$ 2,974,992
		$ 2,974,992
Pharmaceuticals — 1.5%
Eli Lilly & Co.	13,689	$ 4,701,076
		$ 4,701,076
Professional Services — 2.0%
Booz Allen Hamilton Holding Corp.	30,368	$ 2,814,810
TransUnion	55,164	3,427,891
		$ 6,242,701
Real Estate Management & Development — 1.1%
FirstService Corp.(2)	24,084	$ 3,395,603
		$ 3,395,603
Semiconductors & Semiconductor Equipment — 10.0%
Analog Devices, Inc.	34,991	$ 6,900,925
Lam Research Corp.	11,633	6,166,886
Micron Technology, Inc.	50,640	3,055,618
NVIDIA Corp.	34,048	9,457,513
QUALCOMM, Inc.	44,156	5,633,422
		$ 31,214,364
Software — 19.1%
Adobe, Inc.(1)	24,421	$ 9,411,121
BILL Holdings, Inc.(1)	8,028	651,392
Intuit, Inc.	19,948	8,893,417
Microsoft Corp.	95,603	27,562,345
NICE, Ltd. ADR(1)(2)	10,940	2,504,057
Paycom Software, Inc.(1)	11,124	3,381,807
Salesforce, Inc.(1)	25,525	5,099,384
Zscaler, Inc.(1)	15,322	1,790,069
		$ 59,293,592
Security	Shares	Value
Specialty Retail — 3.9%
Home Depot, Inc. (The)	11,215	$ 3,309,771
TJX Cos., Inc. (The)	113,315	8,879,363
		$ 12,189,134
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	152,169	$ 25,092,668
		$ 25,092,668
Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	25,617	$ 3,141,669
		$ 3,141,669
Total Common Stocks (identified cost $154,492,905)		$309,425,996

Short-Term Investments — 1.6%
Affiliated Fund — 0.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(3)	1,939,743	$ 1,939,743
Total Affiliated Fund (identified cost $1,939,743)		$ 1,939,743

Securities Lending Collateral — 1.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(4)	2,931,674	$ 2,931,674
Total Securities Lending Collateral (identified cost $2,931,674)		$ 2,931,674
Total Short-Term Investments (identified cost $4,871,417)		$ 4,871,417
Total Investments — 101.1% (identified cost $159,364,322)		$314,297,413
Other Assets, Less Liabilities — (1.1)%		$ (3,300,257)
Net Assets — 100.0%		$310,997,156

Eaton Vance
Growth Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $7,014,073 and the total market value of the collateral received by the Fund was $7,062,702, comprised of cash of $2,931,674 and U.S. government and/or agencies securities of $4,131,028.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(4)	Represents investment of cash collateral received in connection with securities lending.
Abbreviations:
ADR	– American Depositary Receipt

The Fund did not have any open derivative instruments at March 31, 2023.
Affiliated Investments
At March 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,939,743, which represents 0.6% of the Fund’s net assets. Transactions in such funds by the Fund for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$344,907	$8,797,542	$(7,202,706)	$ —	$ —	$1,939,743	$13,745	1,939,743
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$309,425,996*	$ —	$ —	$309,425,996
Short-Term Investments:
Affiliated Fund	1,939,743	—	—	1,939,743
Securities Lending Collateral	2,931,674	—	—	2,931,674
Total Investments	$314,297,413	$ —	$ —	$314,297,413
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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